Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 566,536	¥ 558,164	¥ 493,758
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	41,306	63,871
Loans	276,108	277,573
Loans held for sale	102,948	134,371
Collateral dependent loans	173,160	143,202
Premises and equipment	3,126	9,557
Intangible assets	3,062	5,449
Goodwill	242,644	161,758
Other assets	56,822	53,438
Investments in equity method investees	28,230	29,802
Other	28,592	23,636
Total	623,068	571,646
Investment securities valued at net asset value	41,152	39,541
Unfunded commitments related to investment securities valued at net asset value	46,682	34,847
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans	3,175	2,466
Loans held for sale	0	0
Collateral dependent loans	3,175	2,466
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	0
Investments in equity method investees	0	0
Other	0	0
Total	3,175	2,466
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	20,079	14,041
Loans	8,412	5,254
Loans held for sale	0	0
Collateral dependent loans	8,412	5,254
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	32,301	34,389
Investments in equity method investees	26,039	27,745
Other	6,262	6,644
Total	60,792	53,684
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	21,227	49,830
Loans	264,521	269,853
Loans held for sale	102,948	134,371
Collateral dependent loans	161,573	135,482
Premises and equipment	3,126	9,557
Intangible assets	3,062	5,449
Goodwill	242,644	161,758
Other assets	24,521	19,049
Investments in equity method investees	2,191	2,057
Other	22,330	16,992
Total	559,101	515,496
Fair value, recurring measurements
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	29,024	28,447
Total	115,513,860	96,224,960
Fair value, recurring measurements | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Contractual sale restriction equity security	¥ 69,713	¥ 43,654
Fair value, recurring measurements | Marketable equity securities | Minimum
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Contractual sale restriction equity security, remaining period	0 years	0 years
Fair value, recurring measurements | Marketable equity securities | Maximum
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Contractual sale restriction equity security, remaining period	2 years 8 months 12 days	3 years
Fair value, recurring measurements | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	¥ 0	¥ 0
Total	46,668,632	49,087,498
Fair value, recurring measurements | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	29,024	28,447
Total	65,410,495	44,006,257
Fair value, recurring measurements | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Total	¥ 3,434,733	¥ 3,131,205